TRADE AND OTHER RECEIVABLES - Trade and Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
TRADE AND OTHER RECEIVABLES
Trade receivables	€ 18,641	€ 16,231
Sales tax		397
Trade and other receivables	€ 18,641	€ 16,628